Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Values of Recognized Financial Instruments

The estimated fair values of recognized financial instruments as of December 31 were as follows:

			2018
	Carrying				Total Fair
(Dollars in thousands)	Value	Level I	Level II	Level III	Value

Financial assets
Cash and cash equivalents	$45,564	$45,464	$–	$–	$45,464
Securities available-for-sale	85,528	996	84,532	–	85,528
Securities held-to-maturity	20,688	–	20,118	–	20,118
Equity securities	83	37	–	46	83
Restricted stock	4,614	N/A	N/A	N/A	N/A
Loans held for sale	108	108	–	–	108
Net loans	543,067	–	–	543,076	543,076
Bank-owned life insurance	13,554	13,554	–	–	13,554
Accrued interest receivable	1,581	1,581	–	–	1,581
Mortgage servicing rights	281	–	–	281	281
Financial liabilities
Deposits	$606,498	$490,007	$–	$114,434	$604,441
Short-term borrowings	37,415	37,415	–	–	37,415
Other borrowings	8,525	–	–	8,251	8,251
Accrued interest payable	88	88	–	–	88

			2017
	Carrying				Total Fair
(Dollars in thousands)	Value	Level I	Level II	Level III	Value

Financial assets
Cash and cash equivalents	$36,420	$36,420	$–	$–	$36,420
Securities available-for-sale	97,752	998	96,665	–	97,663
Securities held-to-maturity	25,758	–	25,491	–	25,491
Equity securities	89	43	–	46	89
Restricted stock	4,614	N/A	N/A	N/A	N/A
Loans held for sale	246	246	–	–	246
Net loans	511,226	–	–	513,106	513,106
Bank-owned life insurance	13,218	13,218	–	–	13,218
Accrued interest receivable	1,545	1,545	–	–	1,545
Mortgage servicing rights	270	–	–	270	270
Financial liabilities
Deposits	$583,259	$473,467	$–	$110,224	$583,691
Short-term borrowings	39,480	39,480	–	–	39,480
Other borrowings	11,409	–	–	10,365	10,365
Accrued interest payable	90	90	–	–	90

Summary of Equity Securities

The following table presents the carry amount of equity securities without readily determinable fair values, the cumulative amount of impairment, and the cumulative amount of observable price changes for orderly transactions for the identical or a similar investment of the same issuer. There have been no known transactions for the equity securities in 2018.

(Dollars in thousands)	December 31, 2018 Life-to-Date

Amortized cost	$	44
Impairment		–
Observable price changes		2

Carrying value	$	46